THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
COMMON STOCK (97.4%)
BASIC INDUSTRIES (4.9%)
AGRICULTURE (0.1%)
Pioneer Hi-Bred International,
  Inc............................................        1,500   $    104,625
                                                                 ------------
CHEMICALS (2.5%)
Air Products and Chemicals, Inc..................          300         23,325
Albemarle Corp...................................          300          5,625
Crompton & Knowles Corp..........................        1,200         28,050
Cytec Industries, Inc.+..........................          800         31,300
Dow Chemical Co..................................        4,200        350,175
E.I. Du Pont De Nemours &
  Co.(a).........................................       10,000      1,088,750
Georgia Gulf Corp................................          100          2,762
Lyondell Petrochemical Co........................        1,400         30,800
PPG Industries Inc...............................        2,100        122,062
Rohm & Haas Co...................................        1,100         94,875
Union Carbide Corp...............................        2,200        102,850
                                                                 ------------
                                                                    1,880,574
                                                                 ------------

FOREST PRODUCTS & PAPER (1.0%)
Boise Cascade Corp...............................        1,200         45,600
Bowater Inc......................................          800         39,500
Champion International Corp......................        2,500        123,437
James River Corp. of Virginia....................        1,400         49,175
Louisiana Pacific Corp...........................        2,800         54,600
Mead Corp........................................        1,400         89,250
Temple-Inland, Inc...............................        1,500         90,750
Union Camp Corp..................................          300         15,750
Weyerhaeuser Co..................................        4,900        244,387
                                                                 ------------
                                                                      752,449
                                                                 ------------

METALS & MINING (1.3%)
Alcan Aluminum Ltd...............................        1,100         39,462
Allegheny Teledyne, Inc..........................        4,300        110,725
Aluminum Company of America......................        4,300        316,587
Bethlehem Steel Corp.+...........................          700          7,000
Freeport-McMoran Copper & Gold, Inc. - Class A...        4,700        130,425
Nucor Corp.......................................        2,100        123,900
Reynolds Metals Co...............................        1,600        108,600
UCAR International, Inc.+........................          700         33,600

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

METALS & MINING (CONTINUED)

USX-U.S. Steel Group, Inc........................        1,500   $     48,375
Worthington Industries, Inc......................        2,200         40,837
                                                                 ------------
                                                                      959,511
                                                                 ------------
  TOTAL BASIC INDUSTRIES.........................                   3,697,159
                                                                 ------------

CONSUMER GOODS & SERVICES (23.5%)
AUTOMOTIVE (2.0%)
Chrysler Corp....................................       10,400        330,200
Cooper Tire & Rubber Co..........................        1,400         31,325
Ford Motor Co....................................       17,200        645,000
General Motors Corp..............................        6,000        343,500
Goodyear Tire and Rubber Co......................        3,100        181,350
Lear Corp.+......................................          900         34,425
                                                                 ------------
                                                                    1,565,800
                                                                 ------------

BROADCASTING & PUBLISHING (1.4%)
Comcast Corp. - Class A..........................       10,100        176,119
Cox Communications, Inc. - Class A+..............        1,000         21,875
R.R. Donnelley & Sons Co.........................        4,700        174,487
TCI Satellite Entertainment, Inc. - Class A+.....          400          3,825
Tele-Communications TCI, Series A+...............       19,000        288,562
U.S. West, Inc. Media Group+.....................       18,800        373,650
                                                                 ------------
                                                                    1,038,518
                                                                 ------------

ENTERTAINMENT, LEISURE & MEDIA (2.2%)
Circus Circus Enterprises, Inc.+.................        2,500         65,000
Harrah's Entertainment, Inc.+....................        3,000         55,875
International Game Technology....................        3,800         67,450
ITT Corp.+.......................................        3,600        214,650
MGM Grand, Inc.+.................................        1,700         64,387
Mirage Resorts, Inc.+............................        5,400        128,925
Time Warner Inc..................................       15,900        739,350
Viacom, Inc. - Class B+..........................       10,800        320,625
                                                                 ------------
                                                                    1,656,262
                                                                 ------------

FOOD, BEVERAGES & TOBACCO (8.7%)
Anheuser Busch Companies, Inc....................       10,300        441,612
Coca-Cola Co.....................................       17,400      1,187,550
CPC International, Inc...........................        1,900        163,400
General Mills, Inc...............................        3,500        221,375

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
FOOD, BEVERAGES & TOBACCO (CONTINUED)
Heinz (H.J.) Company.............................        6,800   $    292,400
Kellogg Co.......................................        4,300        317,125
Nabisco Holdings Corp. - Class A.................        1,100         43,587
PepsiCo, Inc.(a).................................       32,700      1,201,725
Philip Morris Companies, Inc.(a).................       28,200      1,240,800
Ralston Purina Co................................        2,300        196,075
Sara Lee Corp....................................        5,600        228,900
Seagram Company Ltd..............................       11,500        462,875
Unilever NV (ADR)................................        3,300        639,375
                                                                 ------------
                                                                    6,636,799
                                                                 ------------
HOUSEHOLD APPLIANCES & FURNISHINGS (0.5%)
Black & Decker Corp..............................        3,600        125,100
Leggett & Platt, Inc.............................        2,500         94,375
Whirlpool Corp...................................        2,800        139,650
                                                                 ------------
                                                                      359,125
                                                                 ------------

HOUSEHOLD PRODUCTS (2.5%)
Procter & Gamble Co.(a)..........................       13,200      1,819,950
Rubbermaid, Inc..................................        4,200        117,075
                                                                 ------------
                                                                    1,937,025
                                                                 ------------

PERSONAL CARE (1.0%)
Avon Products, Inc...............................        2,500        159,375
Gillette Co......................................        6,700        595,462
                                                                 ------------
                                                                      754,837
                                                                 ------------
RESTAURANTS & HOTELS (0.3%)
Extended Stay America, Inc.+.....................        2,900         39,875
Hilton Hotels Corp...............................        7,400        209,050
                                                                 ------------
                                                                      248,925
                                                                 ------------
RETAIL (4.8%)
Albertson's, Inc.................................        5,000        167,500
AutoZone, Inc.+..................................        3,000         70,125
Circuit City Stores, Inc.........................        1,900         75,050
Dayton Hudson Corp...............................        1,600         77,000
Federated Department Stores,
  Inc.+..........................................        4,200        155,400
Footstar, Inc.+..................................          100          2,225
Gap, Inc.........................................        5,500        188,375
General Nutrition Companies, Inc.+...............        1,700         39,312
Limited, Inc.....................................        4,400         89,100
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

RETAIL (CONTINUED)

Lowe's Companies, Inc............................        2,900   $    114,187
Mattel, Inc......................................       11,100        331,612
May Department Stores Co.........................          600         28,275
Nine West Group, Inc.+...........................          700         26,950
Nordstrom, Inc...................................        1,400         67,287
Penney (J.C.) Inc................................        5,100        262,650
Sears, Roebuck & Co..............................        7,800        383,175
TJX Companies, Inc...............................        1,500         72,000
Toys 'R' Us, Inc.+...............................        5,700        177,412
Wal-Mart Stores, Inc.(a).........................       44,300      1,317,925
                                                                 ------------
                                                                    3,645,560
                                                                 ------------

TEXTILES (0.1%)
Fruit of the Loom, Inc. - Class A+...............        2,600         90,675
Unifi, Inc.......................................          700         22,575
                                                                 ------------
                                                                      113,250
                                                                 ------------
  TOTAL CONSUMER GOODS & SERVICES................                  17,956,101
                                                                 ------------

ENERGY (9.7%)
GAS EXPLORATION (0.4%)
Enron Corp.......................................        6,000        244,500
Pogo Producing Co................................        1,100         44,000
Union Pacific Resources Group, Inc...............          500         14,437
                                                                 ------------
                                                                      302,937
                                                                 ------------

NATURAL GAS (0.4%)
Burlington Resources, Inc........................          100          4,650
PanEnergy Corp...................................        6,000        280,500
                                                                 ------------
                                                                      285,150
                                                                 ------------

OIL-PRODUCTION (7.4%)
Anadarko Petroleum Corp..........................        2,000        126,000
Ashland Inc......................................        2,400        114,900
Atlantic Richfield Co............................        3,100        451,050
Exxon Corp.(a)...................................       41,100      2,435,175
Mobil Corp.......................................        9,500      1,328,812
Phillips Petroleum Co............................        5,400        229,500
Royal Dutch Petroleum Co. (ADR)(a)...............        2,700        527,175
Tosco Corp.......................................        4,300        140,287

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
OIL-PRODUCTION (CONTINUED)
Unocal Corp......................................        5,200   $    221,650
Valero Energy Corp...............................        1,500         53,625
                                                                 ------------
                                                                    5,628,174
                                                                 ------------

OIL-SERVICES (1.5%)
Amerada Hess Corp................................        1,400         74,900
Cooper Cameron Corp.+............................          600         49,125
Diamond Offshore Drilling Inc.+..................        1,100         78,237
Dresser Industries, Inc..........................        3,500        119,875
Global Marine, Inc.+.............................        3,300         74,250
Input/Output, Inc.+..............................          200          3,550
Noble Drilling Corp.+............................        3,000         65,250
Schlumberger Ltd.................................        4,600        547,975
Smith International, Inc.+.......................          800         41,900
Western Atlas, Inc.+.............................        1,100         74,525
                                                                 ------------
                                                                    1,129,587
                                                                 ------------
  TOTAL ENERGY...................................                   7,345,848
                                                                 ------------

FINANCE (14.3%)
BANKING (7.4%)
Ahmanson, (H.F.) and Co..........................        1,800         73,350
Alex Brown, Inc..................................          600         40,200
Banc One Corp....................................       10,000        432,500
BankBoston Corp..................................        2,400        175,200
Bankers Trust New York Corp......................        1,200        101,550
BB+T Corp........................................        1,700         68,000
Central Fidelity Banks, Inc......................          900         26,269
Charter One Financial, Inc.......................          800         37,450
Chase Manhattan Corp.............................        6,700        633,150
Citicorp.........................................        2,700        308,812
CoreStates Financial Corp........................        3,900        206,212
Crestar Financial Corp...........................        1,900         72,200
Dime Bancorp, Inc................................        1,800         30,600
First Chicago NBD Corp...........................        5,500        325,875
First Commerce Corp..............................          600         27,037
First Hawaiian, Inc..............................          200          7,087
First Tennessee National Corp....................        1,000         45,000
First Union Corp.................................        4,700        403,612
First Virginia Banks, Inc........................          500         28,000
Firstar Corp.....................................        2,600         77,675
Fleet Financial Group, Inc.......................        2,800        171,150
Golden West Financial Corp.......................        1,000         67,750
Great Western Financial Corp.....................        2,400        116,400
Hibernia Corp. - Class A.........................        2,200         29,150
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

BANKING (CONTINUED)

Household International, Inc.....................        1,700   $    167,025
Mercantile Bancorporation, Inc...................        1,301         76,747
NationsBank Corp.(a).............................       13,400        788,925
North Fork Bancorporation, Inc...................        1,000         21,000
Old Kent Financial Corp..........................          800         42,550
Pacific Century Financial Corp...................          700         32,200
PNC Bank Corp....................................        1,200         50,250
Provident Bancorp, Inc.+.........................          400         16,000
Regions Financial Corp...........................        1,000         59,625
Republic New York Corp...........................        1,000         99,750
Signet Banking Corp..............................        1,200         39,450
Southtrust Corp..................................        1,700         66,300
TCF Financial Corp...............................          700         29,750
Union Planters Corp..............................        1,100         51,975
United Carolina Bancshares, Inc..................        1,500         66,937
Valley National Bancorp..........................          600         16,200
Washington Federal, Inc..........................          900         23,850
Washington Mutual, Inc...........................        2,200        122,237
Wells Fargo & Co.................................        1,500        395,250
Wilmington Trust Corp............................          500         22,219
                                                                 ------------
                                                                    5,692,469
                                                                 ------------

FINANCIAL SERVICES (2.8%)
Advanta Corp. - Class B..........................          600         16,687
Associates First Capital Corp. - Class A.........          900         42,525
Bear Stearns Companies, Inc......................        2,000         65,000
Beneficial Corp..................................        1,100         70,675
Contifinancial Corp.+............................          700         23,625
Edwards (A.G.), Inc..............................        1,200         44,550
Federal Home Loan Mortgage Corporation...........       11,300        372,900
Federal National Mortgage Association............       19,000        828,875
Finova Group, Inc................................          500         37,250
First USA, Inc...................................        1,200         59,400
Money Store, Inc.................................          900         23,119
Morgan Stanley Dean Witter Discover & Co.........        3,400        140,250
Morgan Stanley Group, Inc........................        4,500        303,750
Paine Webber Group Inc...........................        1,300         46,150
Salomon, Inc.....................................        1,900        101,887
                                                                 ------------
                                                                    2,176,643
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
INSURANCE (4.1%)
American General Corp............................        4,900   $    216,825
American International Group,
  Inc............................................        7,700      1,042,387
Chubb Corp.......................................        2,900        176,900
General Re Corporation...........................        1,400        245,350
Hartford Financial Services
  Group, Inc.....................................        1,000         78,000
Lincoln National Corp............................        2,500        152,187
Marsh & McLennan Companies, Inc..................        1,600        210,800
MBIA, Inc........................................        1,000        107,375
Mercury General Corp.............................          500         36,625
PMI Group, Inc...................................          800         43,900
Progressive Corp.................................        1,600        126,600
Providian Corp...................................        2,300        137,713
Safeco Corp......................................        2,000         86,875
St. Paul Companies, Inc..........................        1,400        100,275
Torchmark Corp...................................        1,100         72,188
Transamerica Corp................................        1,600        145,400
Unum Corp........................................        1,800        142,425
                                                                 ------------
                                                                    3,121,825
                                                                 ------------
  TOTAL FINANCE..................................                  10,990,937
                                                                 ------------

HEALTH CARE (10.7%)
HEALTH SERVICES (3.0%)
Aetna Inc........................................        1,100        111,100
Apria Healthcare Group, Inc.+....................          500          9,000
Columbia / HCA
  Healthcare Corp.(a)............................       25,200        922,950
Health Care & Retirement Corp.+..................        2,100         71,400
Health Management
  Associates, Inc. - Class A+....................        3,500        102,375
Humana, Inc.+....................................        7,800        176,475
Tenet Healthcare Corp.+..........................       13,700        376,750
United Healthcare Corp...........................        8,900        502,850
                                                                 ------------
                                                                    2,272,900
                                                                 ------------

MEDICAL SUPPLIES (0.4%)
Bard (C.R.), Inc.................................        1,900         60,800
Bausch & Lomb, Inc...............................        2,300         92,575
Biomet, Inc......................................        3,600         67,275
Medtronic, Inc...................................        1,600        118,400
                                                                 ------------
                                                                      339,050
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

PHARMACEUTICALS (7.3%)
Alza Corp.+......................................        4,200   $    123,900
American Home Products
  Corp.(a).......................................       17,300      1,319,125
Boston Scientific Corp.+.........................        4,300        229,513
Bristol-Myers Squibb Co..........................       14,100      1,034,588
Forest Laboratories, Inc.+.......................          500         21,125
Johnson & Johnson................................        2,700        161,663
Merck & Company, Inc.............................        5,400        485,325
Pfizer, Inc......................................        4,800        493,800
Schering-Plough Corp.............................        9,900        898,425
Warner-Lambert Co................................        7,300        735,475
Watson Pharmaceuticals, Inc.+....................        2,100         82,556
                                                                 ------------
                                                                    5,585,495
                                                                 ------------
  TOTAL HEALTH CARE..............................                   8,197,445
                                                                 ------------

INDUSTRIAL PRODUCTS & SERVICES (9.4%)
BUILDING MATERIALS (0.2%)
Owens Corning....................................        2,000         83,500
USG Corp.+.......................................        1,700         59,288
                                                                 ------------
                                                                      142,788
                                                                 ------------

CAPITAL GOODS (0.7%)
Cummins Engine Company, Inc......................          600         38,250
Eastman Kodak Co.................................        4,400        364,650
Eaton Corp.......................................        1,700        135,575
Foster Wheeler Corp..............................          900         34,875
                                                                 ------------
                                                                      573,350
                                                                 ------------

COMMERCIAL SERVICES (0.5%)
ADT Ltd.+........................................        3,100         90,288
Ecolab, Inc......................................          800         33,300
Service Corp. International......................        7,100        250,275
                                                                 ------------
                                                                      373,863
                                                                 ------------

DIVERSIFIED MANUFACTURING (5.9%)
AlliedSignal, Inc................................        9,100        698,425
Cooper Industries, Inc...........................        2,700        137,700
General Electric Co..............................       25,000      1,509,375
General Motors Corp. - Class H...................       11,900        655,988
ITT Industries, Inc..............................        3,800         94,050
Johnson Controls, Inc............................        3,100        131,363
Monsanto Co......................................        1,000         44,000
Raychem Corp.....................................        1,400        103,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
DIVERSIFIED MANUFACTURING (CONTINUED)
Tenneco, Inc. - New Shares.......................        4,500   $    201,375
Tyco International Ltd...........................        4,600        292,100
Xerox Corp.......................................       10,100        684,275
                                                                 ------------
                                                                    4,552,426
                                                                 ------------

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co..............................       10,100        545,400
Grainger (W.W.), Inc.............................        1,200         96,300
National Service Industries Inc..................          400         17,550
                                                                 ------------
                                                                      659,250
                                                                 ------------

MACHINERY (0.3%)
Caterpillar, Inc.................................        1,600        156,200
Ingersoll-Rand Co................................        1,900        103,550
                                                                 ------------
                                                                      259,750
                                                                 ------------

MISCELLANEOUS (0.1%)
Fluor Corp.......................................        1,900        100,463
                                                                 ------------

MULTI - INDUSTRY (0.0%)*
Harnischfeger Industries, Inc....................          700         30,013
                                                                 ------------

PACKAGING & CONTAINERS (0.1%)
Kimberly-Clark Corp..............................        1,800         90,225
                                                                 ------------
POLLUTION CONTROL (0.7%)
Waste Management, Inc............................       16,800        533,400
Wheelabrator Technologies, Inc...................        2,300         29,613
                                                                 ------------
                                                                      563,013
                                                                 ------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                   7,345,141
                                                                 ------------

TECHNOLOGY (15.5%)
AEROSPACE (2.1%)
Boeing Co........................................        2,900        305,225
Coltec Industries, Inc.+.........................        2,800         54,950
McDonnell Douglas Corp...........................       16,300      1,049,313
Raytheon Co......................................        3,500        167,125
                                                                 ------------
                                                                    1,576,613
                                                                 ------------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

COMPUTER PERIPHERALS (0.3%)
Gateway 2000, Inc.+..............................        1,700   $    112,838
Quantum Corp.+...................................        1,500         58,406
Read-Rite Corp.+.................................        1,000         20,813
                                                                 ------------
                                                                      192,057
                                                                 ------------

COMPUTER SOFTWARE (2.4%)
Adobe Systems, Inc...............................          400         17,913
Autodesk, Inc....................................          700         27,256
Cabletron Systems, Inc.+.........................        2,600        109,928
Computer Associates
  International, Inc.............................        5,000        273,750
Electronic Arts+.................................        1,100         35,200
Microsoft Corp.+.................................        7,600        942,875
Oracle Corp.+....................................        9,800        457,538
                                                                 ------------
                                                                    1,864,460
                                                                 ------------

COMPUTER SYSTEMS (4.4%)
Apple Computer, Inc.+............................          800         13,350
Compaq Computer Corp.+...........................        6,500        703,625
Dell Computer Corp.+.............................        2,900        326,069
EMC Corp.+.......................................        6,100        243,238
International Business
  Machines Corp.(a)..............................       20,000      1,730,000
Silicon Graphics, Inc.+..........................        3,800         71,725
Sun Microsystems, Inc.+..........................        8,600        277,888
                                                                 ------------
                                                                    3,365,895
                                                                 ------------

ELECTRONICS (2.0%)
Bay Networks, Inc.+..............................        4,700        115,150
Cisco Systems, Inc.+.............................       16,400      1,108,025
Harris Corp......................................          900         79,763
Perkin-Elmer Corp................................        2,100        159,600
Sensormatic Electronics Corp.....................        1,800         28,125
Symbol Technologies, Inc.........................        1,100         34,513
                                                                 ------------
                                                                    1,525,176
                                                                 ------------

INFORMATION PROCESSING (0.8%)
Electronic Data System Corp......................        5,700        213,038
First Data Corp..................................       10,500        420,000
                                                                 ------------
                                                                      633,038
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------
SEMICONDUCTORS (3.4%)
Applied Materials, Inc.+.........................          300   $     19,556
Intel Corp.(a)...................................       13,900      2,104,981
National Semiconductor Corp.+....................        3,300         92,813
Texas Instruments, Inc...........................        4,100        368,488
                                                                 ------------
                                                                    2,585,838
                                                                 ------------

TELECOMMUNICATIONS (0.1%)
360 Communications Co.+..........................        3,600         67,950
Airtouch Communications, Inc.+...................          400         11,150
Paging Network, Inc.+............................        2,100         15,881
                                                                 ------------
                                                                       94,981
                                                                 ------------
  TOTAL TECHNOLOGY...............................                  11,838,058
                                                                 ------------

TRANSPORTATION (1.3%)
AIRLINES (0.2%)
AMR Corp.+.......................................        1,200        119,250
Comair Holdings, Inc.............................          200          5,175
Southwest Airlines Co............................        1,900         48,925
                                                                 ------------
                                                                      173,350
                                                                 ------------
RAILROADS (1.0%)
Burlington Northern Santa Fe.....................        2,100        174,300
CSX Corp.........................................        3,600        190,800
Norfolk Southern Corp............................        1,700        165,113
Union Pacific Corp...............................        3,300        223,575
                                                                 ------------
                                                                      753,788
                                                                 ------------

TRUCK & FREIGHT CARRIERS (0.1%)
CNF Transportation, Inc..........................          600         19,350
Consolidated Freightways Corp.+..................          100          1,231
Ryder System, Inc................................        1,000         33,125
                                                                 ------------
                                                                       53,706
                                                                 ------------
  TOTAL TRANSPORTATION...........................                     980,844
                                                                 ------------
UTILITIES (8.1%)
ELECTRIC (2.2%)
Allegheny Power Systems, Inc.....................        2,100         54,863
American Electric Power Co.......................        2,900        118,175
Baltimore Gas & Electric Co......................          400         10,500
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   ------------

ELECTRIC (CONTINUED)

Central & South West Corp........................        3,500   $     74,375
Consolidated Edison Co. of New York, Inc.........        4,100        119,413
Dominion Resources, Inc..........................        3,300        114,263
DTE Energy Co....................................        2,500         66,563
Entergy Corp.....................................        4,200        110,775
GPU, Inc.........................................          600         21,000
Houston Industries, Inc..........................        3,900         80,925
Illinova Corp....................................        1,400         30,625
New England Electric System......................        1,100         38,088
Northeast Utilities..............................        2,300         20,988
Northern States Power Co.........................        1,800         88,200
P P & L Resources, Inc...........................        2,800         56,350
PECO Energy Co...................................        4,000         76,000
PG&E Corp........................................        3,700         85,563
Pinnacle West Capital Corp.......................        1,400         41,125
Potomac Electric Power Co........................        2,100         48,300
Southern Co......................................       11,600        246,500
Unicom Corp......................................        3,600         81,900
Union Electric Co................................        1,700         62,263
Wisconsin Energy Corp............................        1,900         45,838
                                                                 ------------
                                                                    1,692,592
                                                                 ------------

TELEPHONE (5.9%)
AT & T Corp......................................       30,200      1,113,625
Bell Atlantic Corp...............................        9,500        665,000
Frontier Corp....................................        3,800         69,825
MCI Communications Corp..........................       16,700        641,906
NYNEX Corp.......................................        2,400        129,000
SBC Communications, Inc..........................       12,400        725,400
Sprint Corp......................................       10,600        518,075
WorldCom, Inc.+..................................       21,700        644,219
                                                                 ------------
                                                                    4,507,050
                                                                 ------------
  TOTAL UTILITIES................................                   6,199,642
                                                                 ------------
  TOTAL COMMON STOCK (COST $69,043,984)..........                  74,551,175
                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT         VALUE
-------------------------------------------------  -----------   ------------
SHORT-TERM INVESTMENTS (1.7%)
REPURCHASE AGREEMENT (1.6%)
State Street Bank and Trust Company Repurchase
  Agreement, dated 05/30/97 due 06/02/97,
  proceeds $1,201,167 (collateralized by
  $1,190,000 U.S. Treasury Note, 6.00%, due
  05/31/98, valued at $1,226,062) (cost
  $1,201,000)....................................  $ 1,201,000   $  1,201,000
                                                                 ------------

U.S. TREASURY OBLIGATIONS (0.1%)
United States Treasury Bills, 5.04% due 07/31/97
  (a)............................................       75,000         74,407
United States Treasury Bills, 5.08% due 07/17/97
  (a)............................................       50,000         49,682
                                                                 ------------
  TOTAL U.S. TREASURY OBLIGATIONS................                     124,089
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $1,325,045)...................................                   1,325,089
                                                                 ------------
TOTAL INVESTMENTS (COST $70,369,029) (99.1%)..................
                                                                   75,876,264
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)..................
                                                                      671,632
                                                                 ------------
NET ASSETS (100.0%)...........................................   $ 76,547,896
                                                                 ------------
                                                                 ------------

------------------------------
Note: For Federal Income Tax purposes, the cost of securities at May 31, 1997, was substantially the same as the cost for financial statement purposes.

+ Non-income producing security.

* Less than 0.1%

ADR -- Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

(a) Security is fully or partially segregated as collateral for futures contracts. Total market value of collateral is $4,008,276.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $70,369,029 )           $75,876,264
Cash                                                 1,481,736
Receivable for Investments Sold                        148,161
Dividends Receivable                                   148,695
Receivable for Expense Reimbursement                    15,806
Variation Margin Receivable                             10,200
Deferred Organization Expenses                           9,168
Interest Receivable                                        334
                                                   -----------
    Total Assets                                    77,690,364
                                                   -----------

LIABILITIES
Payable for Investments Purchased                    1,056,352
Advisory Fee Payable                                    21,512
Custody Fee Payable                                     10,609
Organization Expenses Payable                            8,000
Administrative Services Fee Payable                      1,921
Accrued Trustees' Fees and Expenses                        669
Administration Fee Payable                                 149
Fund Services Fee Payable                                   47
Accrued Expenses                                        43,209
                                                   -----------
    Total Liabilities                                1,142,468
                                                   -----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $76,547,896
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD FROM DECEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31,
1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $4,054 )                                                 $  382,747
Interest Income                                                   36,979
                                                              ----------
    Investment Income                                            419,726

EXPENSES
Advisory Fee                                       $ 73,985
Professional Fees and Expenses                       37,932
Custodian Fees and Expenses                          37,450
Administrative Services Fee                           6,614
Printing Expenses                                     3,667
Trustees' Fees and Expenses                             876
Amortization of Organization Expense                    832
Registration Fees                                       610
Fund Services Fee                                       607
Administration Fee                                      520
Miscellaneous                                         1,000
                                                   --------
    Total Expenses                                  164,093
Less: Reimbursement of Expenses                     (68,970)
                                                   --------

NET EXPENSES                                                      95,123
                                                              ----------
NET INVESTMENT INCOME                                            324,603

NET REALIZED GAIN ON INVESTMENTS (including
  $49,299 net realized loss from futures
  contracts)                                                     157,560

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS (including $184,345 net unrealized
  appreciation from futures contracts)                         5,691,580
                                                              ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $6,173,743
                                                              ----------
                                                              ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 30, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $   324,603
Net Realized Gain on Investments                       157,560
Net Change in Unrealized Appreciation of
  Investments                                        5,691,580
                                                   -----------
    Net Increase in Net Assets Resulting from
      Operations                                     6,173,743
                                                   -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                       72,972,888
Withdrawals                                         (2,598,735)
                                                   -----------
    Net Increase from Investors' Transactions       70,374,153
                                                   -----------
    Total Increase in Net Assets                    76,547,896

NET ASSETS
Beginning of Period                                    --
                                                   -----------
End of Period                                      $76,547,896
                                                   -----------
                                                   -----------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                                  0.45%(a)
  Net Investment Income                                     1.54%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   0.33%(a)
Portfolio Turnover                                         20.47%(b)
Average Broker Commissions                                0.0280

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Disciplined Equity Portfolio (the "Portfolio") is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on December 30, 1996. The Portfolio's investment objective is to provide a high total return from a broadly diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------
      invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the period December 30, 1996 (commencement of operations) to May 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts opened.................................        16    $     6,229,442
Contracts closed.................................       (12)        (4,712,587)
                                                   ---------   ----------------
Contracts open at end of period..................         4    $     1,516,855
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT MAY 31, 1997

                                                                    NET UNREALIZED
                                                   CONTRACTS LONG    APPRECIATION
                                                   --------------   --------------
S&P 500, expiring June 1997......................              4    $     184,345
                                                   --------------   --------------
Totals...........................................              4    $     184,345
                                                   --------------   --------------
                                                   --------------   --------------

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    e)The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    f)The Portfolio incurred organization expenses in the amount of $10,000. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    g)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.35% of the Portfolio's average daily net assets. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, such fees amounted to $73,985.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest , JPM Series Trust and JPM Series Trust II. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, the fee for these services amounted to $520.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds, and JPM Series Trust. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, the fee for these services amounted to $6,614.

      In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.45% of the average daily net assets of the Portfolio through February 28, 1998. For the period from December 30, 1996 (commencement of operations) to May 31, 1997, Morgan has agreed to reimburse the Portfolio $68,970 for expenses under this agreement.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $607 for the period from December 30, 1996 (commencement of operations) to May 31, 1997.

THE DISCIPLINED EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1997
--------------------------------------------------------------------------------

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $122.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period from December 30, 1996 (commencement of operations) to May 31, 1997 were as follows:

                             COST OF      PROCEEDS
                            PURCHASES    FROM SALES
                           -----------   -----------
                           $78,930,434   $10,094,782

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Disciplined Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operation and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Disciplined Equity Portfolio (one of the portfolios comprising part of The Series Portfolio, hereafter referred to as the "Portfolio") at May 31, 1997, and the results of its operations, the changes in its net assets and the supplementary data for the period December 30, 1996 (commencement of operations) to May 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
July 21, 1997

32